Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 741.3	$ 494.9	$ 465.1
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	998.6	721.3
Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	257.3	226.4
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	252.3	115.9	116.0
Goodwill [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	252.3	115.9
Goodwill [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0
Trademark [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	216.3	197.2	199.3
Trademark [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	216.3	197.2
Trademark [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0
Software and licenses [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	164.9	123.8	78.5
Software and licenses [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	308.4	249.2
Software and licenses [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	143.5	125.4
Patents [Member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	45.0	3.2	3.9
Patents [Member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	48.8	5.1
Patents [Member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	3.8	1.9
Dealer network [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	50.2	54.5	65.5
Dealer network [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	136.5	131.0
Dealer network [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	86.3	76.5
Customer relationships [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	12.6	0.3	$ 1.9
Customer relationships [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	36.3	22.9
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 23.7	$ 22.6